Note 7 - Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Other Assets [Table Text Block]
	As at December 31,
	2021	2020

Prepaid expenses	$44,173	$35,956
Advisor loans receivable	23,030	18,571
Investments in equity securities	11,862	3,918
Investments in debt securities	10,362	12,525
Deferred Purchase Price (notes 15 and 24)	238,836	87,957
Other	11,584	18,853
Prepaid and other assets (Current Assets)	$339,847	$177,780
	As at December 31,
	2021	2020

Advisor loans receivable	$47,980	$42,900
Equity accounted investments (note 16)	22,490	11,154
Investments in equity securities	9,327	5,261
Investments in debt securities	10,343	3,948
Financing fees, net of accumulated amortization of $6,363 (December 31, 2020 - $4.956)	2,458	3,751
Other	7,385	7,341
Other assets (Non-Current Assets)	$99,983	$74,355